General accounting policies - Summary of Initial Adoption of IFRS 9 (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	R$ 12,950,024	R$ 13,627,220	R$ 14,992,025
Ending balance	14,675,960	12,950,024	13,627,220
Retained earnings
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	(423,203)	96,214	1,455,027
Ending balance	1,168,862	(423,203)	96,214
Total
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	12,893,906	13,536,446	14,853,462
Ending balance	14,622,264	12,893,906	13,536,446
Non-controlling interests
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	56,118	90,774	138,563
Ending balance	R$ 53,696	R$ 56,118	R$ 90,774